John Hancock Exchange-Traded Fund Trust
601 Congress Street

Boston, MA 02210

December 14, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Exchange-Traded Fund Trust (the “Trust”)

File Nos. 333-183173; 811-22733

Dear Sir/Madam:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the form of prospectus for John Hancock Multifactor Developed International ETF, a new series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus dated December 9, 2016, contained in Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 14 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 9, 2016 via EDGAR, accession number 0001133228-16-014372.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary